Xtrackers MSCI Emerging Markets Hedged Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 25, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EM US Dollar Hedged Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.53%	6.26%	8.98%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.20%	8.42%
Xtrackers MSCI Emerging Markets Hedged Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.61%	4.66%	7.47%
Xtrackers MSCI Emerging Markets Hedged Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.09%	3.92%	6.39%
Xtrackers MSCI Emerging Markets Hedged Equity ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		30.64%	5.41%	8.03%
Performance Inception Date	Jun. 09, 2011